Fees Summary	Jul. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 209,550,000.00
Previously Paid Amount	0.00
Total Fee Amount	32,082.11
Total Offset Amount	0.00
Net Fee	$ 32,082.11